Expenses by nature	12 Months Ended
Jun. 30, 2023
Expenses by nature
Expenses by nature

7 Expenses by nature

	For the year ended June 30,
	2021	2022	2023
	RMB’000	RMB’000	RMB’000
Cost of inventories (Note 18(a))	6,581,456	6,870,976	6,859,362
Payroll and employee benefits (Note (i))	916,185	864,693	819,592
Rental and related expenses	12,139	33,354	69,174
Depreciation and amortization (Note (ii))	265,019	389,871	391,167
Licensing expenses	88,063	149,612	249,437
Promotion and advertising expenses	214,788	242,681	315,976
Logistics expenses	195,593	272,363	295,933
Travelling expenses	52,966	66,172	66,544
Other expenses	332,375	384,730	312,677
Total cost of sales, selling and distribution and general and administrative expenses	8,658,584	9,274,452	9,379,862

Notes:

(i)	Payroll and employee benefits are analyzed as follows:

	For the year ended June 30,
	2021	2022	2023
	RMB’000	RMB’000	RMB’000
Salaries, wages and bonus	543,646	666,968	657,236
Contributions to social security contribution plan	56,325	77,903	75,168
Welfare expenses	34,895	36,987	24,306
Equity-settled share-based payment expenses (Note 27)	281,319	82,835	62,882
	916,185	864,693	819,592

(ii)	Depreciation and amortization are analyzed as follows:

	For the year ended June 30,
	2021	2022	2023
	RMB’000	RMB’000	RMB’000
Property, plant and equipment (Note 13)	30,507	58,865	70,706
Right-of-use assets (Note 14)	213,490	309,606	334,193
Less: amount capitalized as construction in progress	—	—	(33,907)
Intangible assets (Note 15)	21,022	21,400	20,175
	265,019	389,871	391,167